UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley          Wilmington, Delaware          November 10, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     114

Form 13F Information Table Value Total:     $883,275
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

           Column 1                 Column 2  Column 3  Column 4   Column 5  Column 6   Column 7            Column 8
                                                                   SHRS OR
                                                                   SH/PUT/
        NAME OF ISSUER              TITLE OF             VALUE     PRN AMT  INVESTMENT   OTHER           VOTING AUTHORITY
                                     CLASS     CUSIP    (x$1000)   PRN CALL DISCRETION  MANAGERS   SOLE      SHARED       NONE
Accenture Public Ltd., Co.             Com    G1151C101   $4,957    94,100     Sole                94,100
Accenture Public Ltd., Co.             Com    G1151C101   $3,266    62,000     Sole                                      62,000
Alexion Pharmaceuticals, Inc.          Com    015351109  $14,945   233,300     Sole               233,300
Alexion Pharmaceuticals, Inc.          Com    015351109   $8,328   130,000     Sole                                     130,000
Amazon.com, Inc.                       Com    023135106  $25,185   116,475     Sole               116,475
Amazon.com, Inc.                       Com    023135106  $12,001    55,500     Sole                                      55,500
Ambev ADR                              ADR    20441W203   $6,564   214,150     Sole               214,150
Ambev ADR                              ADR    20441W203   $1,711    55,810     Sole                                      55,810
Ameriprise Financial, Inc.             Com    03076C106     $642    16,300     Sole                16,300
Ameriprise Financial, Inc.             Com    03076C106   $2,125    54,000     Sole                                      54,000
Apple Computer, Inc.                   Com    037833100  $25,579    67,080     Sole                67,080
Apple Computer, Inc.                   Com    037833100  $12,279    32,200     Sole                                      32,200
Avago Technologies, Ltd.               Com    Y0486S104  $18,666   569,600     Sole               569,600
Avago Technologies, Ltd.               Com    Y0486S104  $10,767   328,570     Sole                                     328,570
BAIDU.COM                              ADR    056752108  $30,705   287,200     Sole               287,200
BAIDU.COM                              ADR    056752108   $7,986    74,700     Sole                                      74,700
Banco Santander Chile SA ADR           ADR    05965X109   $4,982    67,800     Sole                67,800
Banco Santander Chile SA ADR           ADR    05965X109   $1,345    18,300     Sole                                      18,300
BanColombia SA ADR                     ADR    05968L102   $6,724   119,950     Sole               119,950
BanColombia SA ADR                     ADR    05968L102   $1,715    30,600     Sole                                      30,600
Biogen Idec, Inc.                      Com    09062X103  $19,701   211,500     Sole               211,500
Biogen Idec, Inc.                      Com    09062X103  $10,535   113,100     Sole                                     113,100
Cameron International Corp.            Com    13342B105  $11,278   271,500     Sole               271,500
Cameron International Corp.            Com    13342B105   $5,379   129,500     Sole                                     129,500
Canadian National Railway Co.
ADR                                    Com    136375102   $1,525    22,900     Sole                22,900
Canadian National Railway Co.
ADR                                    Com    136375102   $2,064    31,000     Sole                                      31,000
Caterpillar, Inc.                      Com    149123101  $10,474   141,850     Sole               141,850
Caterpillar, Inc.                      Com    149123101   $5,796    78,500     Sole                                      78,500
CF Industries Holdings, Inc.           Com    125269100  $13,320   107,950     Sole               107,950
CF Industries Holdings, Inc.           Com    125269100   $7,650    62,000     Sole                                      62,000
Coach, Inc.                            Com    189754104   $5,654   108,600     Sole               108,600
Coach, Inc.                            Com    189754104   $2,254    43,300     Sole                                      43,300
Coca-Cola Company                      Com    191216100   $5,012    74,100     Sole                74,100
Coca-Cola Company                      Com    191216100   $2,770    41,000     Sole                                      41,000
Comcast Corp.                          Com    20030N200   $5,499   265,400     Sole               265,400
Comcast Corp.                          Com    20030N200   $3,042   146,800     Sole                                     146,800
Costco Wholesale Corporation           Com    22160K105   $9,106   110,870     Sole               110,870
Costco Wholesale Corporation           Com    22160K105   $4,764    58,000     Sole                                      58,000
Cummins, Inc.                          Com    231021106  $14,609   178,900     Sole               178,900
Cummins, Inc.                          Com    231021106   $7,031    86,100     Sole                                      86,100
Deere & Co.                            Com    244199105   $8,909   137,100     Sole               137,100
Deere & Co.                            Com    244199105   $5,718    88,000     Sole                                      88,000
EMC Corp.                              Com    268648102   $5,602   266,900     Sole               266,900
EMC Corp.                              Com    268648102   $3,197   152,300     Sole                                     152,300
FMC Technologies, Inc.                 Com    30249U101   $6,381   169,700     Sole               169,700
FMC Technologies, Inc.                 Com    30249U101   $3,346    89,000     Sole                                      89,000
Fomento Economico Mex-SP ADR           ADR    344419106  $10,909   168,300     Sole               168,300
Fomento Economico Mex-SP ADR           ADR    344419106   $2,839    43,800     Sole                                      43,800
Freeport-McMoRan Copper & Gold         Com    35671D857   $3,937   129,300     Sole               129,300
Freeport-McMoRan Copper & Gold         Com    35671D857   $2,083    68,400     Sole                                      68,400
Goldcorp, Inc.                         Com    380956409   $2,437    53,400     Sole                53,400
Goldcorp, Inc.                         Com    380956409  $25,741   564,000     Sole                                     564,000
Goldman Sachs Group, Inc.              Com    38141G104     $993    10,500     Sole                10,500
Google, Inc.                           Com    38259P508   $1,391     2,700     Sole                 2,700
Honeywell                              Com    438516106   $5,739   130,700     Sole               130,700
Honeywell                              Com    438516106   $3,333    75,900     Sole                                      75,900
Humana, Inc.                           Com    444859102  $13,545   185,600     Sole               185,600
Humana, Inc.                           Com    444859102   $7,664   105,010     Sole                                     105,010
Icici Bank ADR                         ADR    45104G104  $14,141   407,300     Sole               407,300
Icici Bank ADR                         ADR    45104G104   $3,878   111,700     Sole                                     111,700
IntercontinentalExchange, Inc.         Com    45865V100     $721     6,100     Sole                 6,100
IntercontinentalExchange, Inc.         Com    45865V100   $2,708    22,900     Sole                                      22,900
International Business
Machines                               Com    459200101  $11,473    65,550     Sole                65,550
International Business
Machines                               Com    459200101   $3,711    21,200     Sole                                      21,200
Intuit                                 Com    461202103   $7,130   150,300     Sole               150,300
Intuit                                 Com    461202103   $3,558    75,000     Sole                                      75,000
Intuitive Surgical, Inc.               Com    46120E602  $12,722    34,925     Sole                34,925
Intuitive Surgical, Inc.               Com    46120E602   $7,085    19,450     Sole                                      19,450
Joy Global, Inc.                       Com    481165108  $10,860   174,100     Sole               174,100
Joy Global, Inc.                       Com    481165108   $6,575   105,400     Sole                                     105,400
Lorillard, Inc.                        Com    544147101   $8,286    74,850     Sole                74,850
Lorillard, Inc.                        Com    544147101   $3,111    28,100     Sole                                      28,100
Mechel OAO ADR                         ADR    583840103   $4,461   437,800     Sole               437,800
Mechel OAO ADR                         ADR    583840103   $1,226   120,300     Sole                                     120,300
Monsanto Company                       Com    61166W101  $11,984   199,600     Sole               199,600
Monsanto Company                       Com    61166W101   $6,965   116,000     Sole                                     116,000
National Oilwell Varco, Inc.           Com    637071101  $13,502   263,600     Sole               263,600
National Oilwell Varco, Inc.           Com    637071101   $7,683   150,000     Sole                                     150,000
Oracle Corporation                     Com    68389X105  $11,197   389,600     Sole               389,600
Oracle Corporation                     Com    68389X105   $6,699   233,100     Sole                                     233,100
Peabody Energy Corp.                   Com    704549104   $7,677   226,600     Sole               226,600
Peabody Energy Corp.                   Com    704549104   $4,404   130,000     Sole                                     130,000
Petroleo Brasileiro ADR                ADR    71654V408  $13,106   583,800     Sole               583,800
Petroleo Brasileiro ADR                ADR    71654V408   $3,493   155,600     Sole                                     155,600
Precision Castparts Corp.              Com    740189105  $18,424   118,500     Sole               118,500
Precision Castparts Corp.              Com    740189105  $10,075    64,800     Sole                                      64,800
Ptsh Crp of Ssktchwn Inc               Com    73755L107   $1,474    34,100     Sole                34,100
Ptsh Crp of Ssktchwn Inc               Com    73755L107  $16,203   374,900     Sole                                     374,900
Qualcomm, Inc.                         Com    747525103  $12,488   256,800     Sole               256,800
Qualcomm, Inc.                         Com    747525103   $7,222   148,500     Sole                                     148,500
Quimica y Minera de Chile SA
- sp ADR                               ADR    833635105   $3,433    71,800     Sole                71,800
Quimica y Minera de Chile SA
- sp ADR                               ADR    833635105     $932    19,500     Sole                                      19,500
Schlumberger, Ltd.                     Com    806857108   $4,377    72,700     Sole                72,700
Schlumberger, Ltd.                     Com    806857108   $2,251    37,400     Sole                                      37,400
Symantec Corp.                         Com    871503108  $11,788   723,200     Sole               723,200
Symantec Corp.                         Com    871503108   $7,790   477,900     Sole                                     477,900
Tiffany & Co.                          Com    886547108   $5,616    91,900     Sole                91,900
Tiffany & Co.                          Com    886547108   $3,581    58,600     Sole                                      58,600
Union Pacific Corp.                    Com    907818108  $13,719   167,050     Sole               167,050
Union Pacific Corp.                    Com    907818108   $6,843    83,300     Sole                                      83,300
Unitedhealth Group                     Com    91324P102  $14,002   303,600     Sole               303,600
Unitedhealth Group                     Com    91324P102   $7,767   168,400     Sole                                     168,400
US Bancorp                             Com    902973304     $737    31,300     Sole                31,300
US Bancorp                             Com    902973304   $2,615   111,100     Sole                                     111,100
Vale SA SP ADR                         ADR    91912E105  $12,620   553,500     Sole               553,500
Vale SA SP ADR                         ADR    91912E105   $3,393   148,800     Sole                                     148,800
Viacom, Inc.                           Com    92553P201  $10,839   278,000     Sole               278,000
Viacom, Inc.                           Com    92553P201   $6,075   155,800     Sole                                     155,800
VMware, Inc.                           Com    928563402  $16,743   208,300     Sole               208,300
VMware, Inc.                           Com    928563402   $8,858   110,200     Sole                                     110,200
Weatherford International Ltd.         Com    H27013103   $3,010   246,500     Sole               246,500
Weatherford International Ltd.         Com    H27013103   $1,908   156,300     Sole                                     156,300
Yum! Brands, Inc.                      Com    988498101  $12,288   248,800     Sole               248,800
Yum! Brands, Inc.                      Com    988498101   $6,149   124,500     Sole                                     124,500